Restricted net assets - Additional Information (Details) - 12 months ended Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Restricted net assets
Threshold limit percentage of registered capital	50.00%
Amounts of net assets restricted	¥ 457,721	$ 64,469
Minimum
Restricted net assets
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%